SMITH HAYES TRUST, INC.
                              d/b/a LANCASTER FUNDS


                     Certification Pursuant to Rule 497 (j)


1933 Act Registration No. 33-19894
1940 Act Registration No. 811-5463

     The undersigned, being a duly elected officer of SMITH HAYES Trust, Inc. (the "Company"), pursuant to Rule 497 (j) under the Securities Act of 1933, does hereby certify, with respect to Post-Effective Amendment No. 23 (the "Amendment") to the Company's Registration Statement on Form N-1A, that:

     1. The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 1997; and

     2. The form of the Prospectuses and Statement of Additional Information that would have been filed by the Company pursuant to Rule 497 (c) in respect of the Amendment would not have differed from those contained in the Amendment filed electronically as described above.

         IN WITNESS WHEREOF, the undersigned has executed this Certification Pursuant to Rule 497 (j) on this 28th day of October, 1997.


                                            SMITH HAYES TRUST, INC.



                                            By:/s/ Thomas C. Smith

                                            Thomas C. Smith, Chairman